Investment in Joint Ventures (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net Investment Income [Line Items]
Assets	$ 283,751,241	$ 281,680,206
Southland Holdings [Member]
Net Investment Income [Line Items]
Assets	1,125,305,000	1,035,753,000
Revenues	1,161,431,000	1,279,186,000	$ 1,057,936,000
Forth Crossing Bridge Constructors [Member] | Southland Holdings [Member]
Net Investment Income [Line Items]
Assets	3,256,000	2,574,000	3,872,000
Liabilities	11,509,000	11,419,000	18,792,000
Revenues	(1,555,000)	6,380,000
Income (loss)	(3,949,000)	6,019,000	1,000
Tappan Zee Constructors [Member] | Southland Holdings [Member]
Net Investment Income [Line Items]
Assets	530,834,000	551,074,000	570,780,000
Liabilities	22,770,000	43,290,000	62,996,000
Revenues	(17,816,000)	(9,337,000)	6,536,000
Income (loss)	337,000	(56,000)	(67,000)
E H W [Member] | Southland Holdings [Member]
Net Investment Income [Line Items]
Assets	415,000	461,000	794,000
Liabilities	167,000	208,000	(30,000)
Revenues	0
Income (loss)	$ (5,000)	$ (5,706,000)